BASIS OF PREPARATION	12 Months Ended
Mar. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
These consolidated financial statements were prepared on a historical cost basis, except for derivative instruments that have been measured at fair value. The annual audited consolidated financial statements are presented in Canadian dollars and all values are rounded to the nearest thousand, except where otherwise stated.
Statement of compliance
These consolidated financial statements are prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB").
Basis of consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are those entities where the Company directly or indirectly owns the majority of the voting power or can otherwise control the activities. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. Non-controlling interests in the equity and results of the Company's subsidiaries are presented separately in the consolidated statements of income (loss) and within equity on the consolidated statements of financial position.

Subsidiaries are fully consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date that such control ceases. The Company's material subsidiaries are Automation Tooling Systems Enterprises GmbH, ATS Automation Holdings Limited, ATS Industrial Automation Inc., Automation Tooling Systems Enterprises Inc. and ATS Automation Tooling Systems GmbH. The Company has a 100% voting and equity securities interest in each of these corporations. All material intercompany balances, transactions, revenues and expenses and profits or losses, including dividends resulting from intercompany transactions, have been eliminated on consolidation.